CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Subsidiary USD ($)	Dec. 31, 2012 Subsidiary CNY	Dec. 31, 2011 Subsidiary CNY	Dec. 31, 2010 Subsidiary CNY
Cash flows from operating activities:
Net loss	$ (89,858,289)	(559,826,125)	(313,175,960)	(518,710,723)
Adjustments for:
Deferred taxes	0	0	0	7,407,081
(Gain) loss on disposal of property, equipment and software	(22,498)	(140,163)	2,334,725	(984,264)
Impairment of intangible assets	91,353	569,139	0	33,020,462
Impairment loss on investments	520,657	3,243,744	0	196,115,321
Impairment on equipment	0	0	0	4,928,990
Depreciation and amortization of property, equipment and software	3,252,938	20,266,129	14,914,744	23,856,884
Amortization of land use right	308,327	1,920,911	1,920,910	1,920,911
Amortization of intangible assets	1,711,512	10,662,892	1,958,630	10,012,288
Share of loss in equity investments	1,018,836	6,347,447	3,341,607	10,713,295
Gain on investment disposal	(2,524,164)	(15,725,792)	(44,434,802)	(6,827,900)
Allowance for doubtful accounts	4,308	26,834	0	0
Provision for up front prepaid royalties and deferred costs	138,897	865,340	0	5,518,917
Provision for due from related party	0	0	0	1,285,845
Provision for prepayments and other current assets	328,309	2,045,397	523,968	200,000
Loss on termination of R&D VIE arrangements	2,904,287	18,093,999	0	1,082,591
Exchange loss (gain)	(304,765)	(1,898,715)	10,574,954	4,527,477
Stock based compensation expense	5,999,643	37,378,374	53,271,520	30,179,917
Issuance of noncontrolling interest	0	0	2,395,000	0
Change in accounts receivable	(1,108,147)	(6,903,864)	657,341	(9,792,038)
Change in due from related party	0	0	0	(175,421)
Change in advances to suppliers	(24,363)	(151,783)	11,455,907	(10,086,545)
Change in prepayments and other current assets	(1,832,809)	(11,418,586)	(5,241,174)	11,804,104
Change in prepaid royalties	(26,599)	(165,712)	(699,541)	(21,134,410)
Change in deferred costs	160,854	1,002,138	1,008,838	(1,395,336)
Change in other long-term assets	523,816	3,263,426	6,999,964	(18,016,107)
Change in accounts payable	(38,735)	(241,324)	(18,019,185)	4,163,941
Change in income tax payable	0	0	0	(29,947)
Change in other taxes payable	(481,003)	(2,996,695)	1,672,970	(2,044,225)
Change in advances from customers	(491,568)	(3,062,517)	19,908,926	(2,052,793)
Change in deferred revenue	627,327	3,908,307	(1,846,378)	7,574,705
Change in refund of game points	0	0	(25,993,004)
Change in other payables and accruals	601,457	3,747,136	5,575,476	(10,614,609)
Net cash used in operating activities	(78,520,419)	(489,190,063)	(270,894,564)	(247,551,589)
Cash flows from investing activities
Increase in restricted cash	(118,451)	(737,959)	0	0
Purchase of short term investment	(140,824)	(877,350)	0	0
Acquisition, net of cash acquired	0	0	0	(7,512,404)
Net cash disposed of upon deconsolidation of VIEs	(1,029,363)	(6,413,031)	0	(2,207,437)
Proceeds from disposal of cost method investee	1,646,233	10,256,199	71,528,002	0
Cash paid to acquire equity investees and available-for-sale investments	(2,176,183)	(13,557,840)	(33,984,340)	(39,093,200)
Extension of loans receivable	(842,683)	(5,250,000)	(3,000,000)	(2,000,000)
Collection of loans receivable	481,533	3,000,000	2,025,000	13,660,000
Proceeds from disposal of available-for-sale investments	0	0	0	6,827,900
Proceeds from disposal of property, equipment and software	260,020	1,619,951	81,171	1,500,000
Proceeds from refund of Investment	4,670,692	29,098,880	28,019,115	0
Proceeds from refund of upfront license fees	0	0	13,245,400	41,873,102
Prepayment and deposits paid for property, equipment and software	(689,449)	(4,295,338)	(28,565,286)	0
Purchase of property, equipment and software	(4,423,433)	(27,558,433)	(17,566,350)	(7,856,721)
Purchase of intangible assets	(1,197,028)	(7,457,601)	(73,073,785)	(12,305,541)
Net cash used in investing activities	(3,558,936)	(22,172,522)	(41,291,073)	(7,114,301)
Cash flows from financing activities:
Purchase of additional equity interest in subsidiary	0	0	(1,205,640)	(598,739)
Proceeds from stock option exercise	147,289	917,622	716,873	85,004	630	3,923	4,619	6,666
Repurchase of ADSs	(134,756)	(839,541)	(21,087,153)	0
Payment for accounts payable related to purchase of intangible assets	(1,150,326)	(7,166,649)	0	0
Net cash provided by (used in) financing activities	(1,137,163)	(7,084,645)	(21,571,301)	(507,069)
Effect of foreign exchange rate changes on cash	160,545	1,000,211	(10,706,528)	(3,719,092)
Net change in cash and cash equivalents	(83,055,973)	(517,447,019)	(344,463,466)	(258,892,051)
Cash and cash equivalents, beginning of year	172,023,856	1,071,725,828	1,416,189,294	1,675,081,345
Cash and cash equivalents, end of year	88,967,883	554,278,809	1,071,725,828	1,416,189,294
Supplemental disclosure of cash flow information:
Cash paid for income taxes	0	0	165	1,839
Supplemental disclosure of non-cash investing and financing activities:
Accrual related to purchase of property, equipment and software	424,900	2,647,168	3,102,167	886,319
Accrual related to purchase of intangible assets and related withholding taxes	11,693,998	72,854,780	80,021,430	8,609,510
Receivable on refund of investment in an equity investee	1,164,105	7,252,493	36,351,373	66,227,000
Receivable on refund of upfront licensing fees	$ 0	0	0	13,245,400